SHARE CAPITAL - Dividends (Details) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Mar. 15, 2019	Feb. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Common share capital
Disclosure of classes of share capital [line items]
Dividends paid			$ 1,131	$ 873
Dividends paid per share (in CAD per share)			$ 2.24	$ 2.04000
Preferred share capital
Disclosure of classes of share capital [line items]
Dividends paid			$ 122	$ 83
Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 11	$ 11
Dividends paid per share (in CAD per share)			$ 1.062500	$ 1.062500
Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 7	$ 7
Dividends paid per share (in CAD per share)			$ 1.175	$ 1.175
Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 12	$ 12
Dividends paid per share (in CAD per share)			$ 1.25	$ 1.25
Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 11	$ 11
Dividends paid per share (in CAD per share)			$ 1.125	$ 1.125
Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 11	$ 11
Dividends paid per share (in CAD per share)			$ 1.1875	$ 1.1875
Series 11 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 10	$ 10
Dividends paid per share (in CAD per share)			$ 1.4375	$ 1.4375
Series 13 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 14	$ 14
Dividends paid per share (in CAD per share)			$ 1.4375	$ 1.4375
Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 9	$ 2
Dividends paid per share (in CAD per share)			$ 1.116000	$ 0.279
Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 8	$ 2
Dividends paid per share (in CAD per share)			$ 1.250000	$ 0.3125
Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 10	$ 3
Dividends paid per share (in CAD per share)			$ 1.250000	$ 0.31250
Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends paid			$ 19	$ 0
Dividends paid per share (in CAD per share)			$ 1.200650	$ 0
Major preference share transactions | Series 1 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.306625
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Major preference share transactions | Series 3 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.293750
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Major preference share transactions | Series 5 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.312500
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Major preference share transactions | Series 7 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.281250
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 3
Major preference share transactions | Series 9 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.296875
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Major preference share transactions | Series 11 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.359375
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 2
Major preference share transactions | Series 13 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.359375
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 4
Major preference share transactions | Series 15 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.279000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 2
Major preference share transactions | Series 17 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.312500
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 2
Major preference share transactions | Series 19 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)	$ 0.312500
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	$ 3
Major preference share transactions | Series 21 preferred share
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in CAD per share)		$ 0.306250
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners		$ 5